Fees Summary	May 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 33,680,000
Previously Paid Amount	0.00
Total Fee Amount	5,156.41
Total Offset Amount	0.00
Net Fee	5,156.41
Narrative - Max Aggregate Offering Price	$ 33,680,000
Final Prospectus	true